Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Panagram AAA CLO ETF
Listed on NYSE Arca, Inc.: CLOX

Panagram BBB-B CLO ETF
Listed on NYSE Arca, Inc.: CLOZ

Each a Series of Series Portfolios Trust

Supplement dated November 1, 2024 to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated December 29, 2023, as supplemented from time to time.

Effective November 1, 2024, Mr. Tony Minella, Mr. Tarek Barbar and Mr. Andrew Ward have been added as portfolio managers for the Panagram AAA CLO ETF and the Panagram BBB-B CLO ETF (each a “Fund” and together, the “Funds”), and Mr. Timothy Wickstrom is no longer a portfolio manager for the Funds. Accordingly, effective November 1, 2024, all references to Mr. Wickstrom as the portfolio manager in each Fund’s Summary Prospectus and the Fund’s Prospectus are hereby removed, and the following disclosures are hereby revised to reflect the addition of Mr. Tony Minella, Mr. Tarek Barbar and Mr. Andrew Ward as the new portfolio managers.

The “Management - Portfolio Managers” section of each Fund’s Summary Prospectus and each Fund’s Summary Section in the Prospectus is deleted and replaced with the following:

Portfolio Managers
Mr. Tony Minella, Mr. Tarek Barbar and Mr. Andrew Ward are the portfolio managers jointly responsible for the day-to-day management of the Fund. Messrs. Minella, Barbar and Ward have each managed the Fund since November 2024.

In addition, the disclosure concerning each Fund’s portfolio managers in the “Management of the Funds - Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Portfolio Managers
Tony Minella, Tarek Barbar and Andrew Ward are the portfolio managers jointly responsible for the day-to-day management of the Funds.

Tony Minella, Interim Chief Executive Officer
Tony Minella is the Interim Chief Executive Officer of Panagram. Mr. Minella is also Co-founder and President of Eldridge Industries, a diversified holding company formed in 2015. Panagram is a subsidiary of Eldridge Industries. Prior to co-founding Eldridge Industries, Mr. Minella was Chief Investment Officer of Security Benefit, an affiliate of Panagram. Prior to joining Security Benefit, he was Co-Head of the Corporate Credit Group at Guggenheim Investments, where he co-chaired its Investment Committee. Mr. Minella serves on the boards of A24 Films, LLC, Aurify Brands, LLC, Blackbrook Capital (Europe) GP, LLC, Cain International LP, Cambridge Incubator, LLC, Eldridge ACRE Partners GP, Epic Aero, Inc., Everly, LLC, Everly Holdings, LLC, Gamma Media Holdings, LLC, Prescient Co. Inc., Stonebriar Commercial Finance, LLC, Zinnia Corporate Holdings, LLC, SportsMEDIA Technology Corp (dba SMT), and Stonebriar Commercial Finance. Mr. Minella is a member of the US Olympic & Paralympic Foundation Trustee Council, and supports the vital work of Radical Hope, Girls Leadership, Prostate Cancer Foundation, YC Community Foundation, and Elevate Big Sky, as well as Brunswick School and Avon Old Farms. He is a graduate of Avon Old Farms and received his A.B. in Economics from Bowdoin College.

Tarek Barbar, Portfolio Manager
Mr. Barbar is a Portfolio Manager at Panagram. Before Panagram, Mr. Barbar was Head of Capital Markets and Trading at Security Benefit, an affiliate of Panagram, where he was responsible for trading leveraged loans, high-yield bonds, and CLOs. Prior to Security Benefit, he worked for eight years in the Corporate Credit group at Goldman Sachs Asset Management, most recently as a Senior Credit Trader. Mr. Barbar focused on trading and portfolio management of leveraged credit and derivative products across public and private markets within CLOs, registered investment companies, and separately managed accounts. He graduated from Villanova University with a B.S. in Chemical Engineering.

Andrew Ward, Portfolio Manager
Mr. Ward is a Portfolio Manager at Panagram. Prior to joining Panagram, Mr. Ward was Head of Industrial and Healthcare credit investing at Security Benefit, an affiliate of Panagram. Mr. Ward joined Security Benefit in 2015 as an Investment Analyst and then joined CBAM Partners from 2016 until the sale of CBAM in 2022. At CBAM, Mr. Ward was responsible for credit investments across various end markets and for portfolio construction of CBAM’s CLOs. Following the sale of CBAM in 2022, Mr. Ward re-joined Security Benefit. He received a B.A. in Economics from Bowdoin College.

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This supplement should be retained with your Summary Prospectus and
Prospectus for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Panagram AAA CLO ETF
Listed on NYSE Arca, Inc.: CLOX

Panagram BBB-B CLO ETF
Listed on NYSE Arca, Inc.: CLOZ

Each a Series of Series Portfolios Trust

Supplement dated November 1, 2024 to the Funds’ Statement of Additional Information (“SAI”) dated December 29, 2023, as supplemented from time to time.

Effective November 1, 2024, Mr. Tony Minella, Mr. Tarek Barbar and Mr. Andrew Ward have been added as portfolio managers for the Panagram AAA CLO ETF and the Panagram BBB-B CLO ETF (each a “Fund” and together, the “Funds”), and Mr. Timothy Wickstrom is no longer a portfolio manager for the Funds. Accordingly, effective November 1, 2024, all references to Mr. Wickstrom as the portfolio manager in the Fund’s SAI are hereby removed, and the following disclosures are hereby revised to reflect the addition of Mr. Tony Minella, Mr. Tarek Barbar and Mr. Andrew Ward as the new portfolio managers.

The disclosure concerning each Fund’s portfolio managers in the “The Funds’ Investment Adviser - Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Portfolio Managers
Tony Minella, Tarek Barbar and Andrew Ward are the portfolio managers jointly responsible for the day-to-day management of the Funds. Information regarding other accounts managed by Mr. Minella, Mr. Barbar and Mr. Ward as of November 1, 2024, is set forth below (number of accounts and asset values are as of August 31, 2024):

Tony Minella

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$194.8 million	1	$194.8 million
Other Pooled Investment Vehicles	1	$6.3 million	0	$0 million
Other Accounts	6	$11.7 billion	1	$121.9 million

Tarek Barbar

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$194.8 million	1	$194.8 million
Other Pooled Investment Vehicles	1	$6.3 million	0	$0 million
Other Accounts	6	$11.7 billion	1	$121.9 million

Andrew Ward

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$194.8 million	1	$194.8 million
Other Pooled Investment Vehicles	1	$6.3 million	0	$0 million
Other Accounts	6	$11.7 billion	1	$121.9 million

Compensation

The Funds’ portfolio managers are each paid out of the total revenues of the Adviser and certain of its affiliates, including the advisory fees earned with respect to providing advisory services to the Adviser. Professional compensation at the Adviser is structured so that key professionals benefit from strong investment performance generated on the accounts that the Adviser and its affiliates manage and from their longevity with the Adviser. Each member of the Adviser’s investment team receives long-term incentives, a fixed base salary and an annual market and performance-based cash bonus. The bonus is based on both quantitative and qualitative analysis of several factors, including the profitability of the Adviser and the contribution of the individual employee. Many of the factors considered by management in reaching its compensation determinations will be impacted by the Adviser’s long-term performance and the value of its assets as well as the portfolios managed for the Adviser’s and its affiliates’ other clients. Mr. Minella, through his equity ownership of Eldridge Industries, LLC, the parent company of the Adviser, may also receive compensation that is tied to the overall performance of the Adviser.

In addition, the “The Funds’ Investment Adviser - Ownership of Shares of the Funds” section of the SAI is hereby deleted and replaced with the following:

The following tables set forth the dollar range of securities of each Fund beneficially owned by the portfolio managers as of August 31, 2024.

Panagram AAA CLO ETF

Portfolio Manager	Dollar Range of Securities in the Fund Beneficially Owned
Tony Minella	over $1,000,000
Tarek Barbar	None
Andrew Ward	None

Panagram BBB-B CLO ETF

Portfolio Manager	Dollar Range of Securities in the Fund Beneficially Owned
Tony Minella	None
Tarek Barbar	$50,001 - $100,000
Andrew Ward	$50,001 - $100,000

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This supplement should be retained with your SAI for future reference.